Document And Entity Information	Sep. 29, 2023
Document Information [Line Items]
Entity, Registrant Name	Avinger, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 29, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36817
Entity, Tax Identification Number	20-8873453
Entity, Address, Address Line One	400 Chesapeake Drive
Entity, Address, City or Town	Redwood City
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	241-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AVGR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001506928